Debt - Schedule of Short-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Standby Letters of Credit [Line Items]
Other short-term bank borrowings	$ 36	$ 35
Current portion of long-term debt	271	17
Total	$ 307	$ 52